Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2017